UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ 55,805	$ (322,037)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax benefit	0	0
Stock compensation issued	0	210,000
Amortization of operating lease right-of-use asset	356	0
Debt forgiven by related party	(24,814)	0
Change in operating assets and liabilities:
Accounts receivable	(82,021)	622,659
Prepaid expense	(850)	647
Lease security deposit	(114)	0
Due from related party	54,134	0
Advances from customers	(29,070)	32,636
Accounts payable	35,919	(301,282)
Income taxes payable	22,023	2,220
Operating lease liabilities	(356)	0
Accrued liabilities and other payables	90,464	69,452
Net cash provided by operating activities	121,476	314,295
Cash flows from financing activities:
Cash received in connection with reverse acquisition	0	4,186
Proceeds received from private offerings	513,213	0
Subscription receivable collected	0	50,000
Capital contribution received	0	65,650
Working capital advance from related party	0	61,490
Repayment of working capital advance from related party	0	(341,885)
Operating expenses directly paid by stockholders	0	73,369
Payments of Shenzhen China rent by related parties	0	14,727
Deferred offering costs incurred	(245,000)	0
Net cash (used in) provided by financing activities	268,213	(72,463)
Net increase in cash	389,689	241,832
Cash, beginning	256,342	21,237
Cash, ending	646,031	263,069
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Non-Cash Activities:
Initial recognition of right-of-use assets and lease liabilities	0	7,496
Early termination of right-of-use assets and lease liabilities	6,080	0
Conversion of liabilities to common stock	445,109	0
Conversion of preferred stock to common stock	800	0
Noncash assets (liabilities) received in connection with reverse acquisition:
Prepaid expense and other current assets	0	3,250
Accounts payable	0	(3,127)
Due to related parties	0	(253,041)
Accrued liabilities and other payables	0	(120,800)
Net	$ 0	$ (373,718)